Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2017